INVENTORIES (Details) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Inventory [Line Items]
Finished Goods	$ 225,699	$ 122,773
Work-in-Process	222,784	58,770
Raw Materials	2,845,246	2,850,459
Total Inventory	$ 3,293,729	$ 3,032,002